UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment  [  ];  Amendment Number:

This Amendment:   [  ]  is a restatement.
                  [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             JBT CAPITAL INC.
Address:          900 Third Avenue, 11th Floor
                  Suite 1103
                  New York, NY 10022

Form 13F File Number:  028-05205

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Danielle Rosenberg
Title:                              Controller
Phone:                              212-750-3220

Signature, Place, and Date of Signing:

Danielle Rosenberg             New York, NY              04/14/04
--------------               ----------------           ----------
Signature                      City, State                 Date

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:              $41,523

List of Other Included Managers:                     None


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                                                           FORM 13F-HR

                                                     QUARTER ENDING 06/30/02
               COLUMN 1                 COLUMN 2   COLUMN 3    COLUMN 4   COLIMN 5               COLUMN 6    COL 7      COLUMN 8
               --------                 --------   --------   ---------- ----------              --------    -----      --------
                                         TITLE       CUSIP     VALUE       SHRS/     SH/  PUT/  INV. DISCR  OTHER    VOT AUTHOR.
            NAME OF ISSUER              OF CLASS    NUMBER     (x$1000)   PRN AMT   PRN   CALL  SOLE  SHRD   MGR    SOLE  SHRD  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGIANCE TELECOM                     COMMON      01747T102        10     1000000  SH            X                   X
AMERISOURCEBERGEN CORP                 COMMON      03073E105      4101       75000  SH            X                   X
BLOCKBUSTER INC                        COMMON      093679108      2625      150000  SH            X                   X
CORVIS CORP                            COMMON      221009103      2880     1500000  SH            X                   X
LEVEL 3 COMMUNICATIONS INC             COMMON      52729N100      4623     1150000  SH            X                   X
POLYMEDIA CORP                         COMMON      731738100      2765      103000  SH            X                   X
UNITEDGLOBALCOM INC CL A               COMMON      913247508      1698      200000  SH            X                   X
ALLEGIANCE TELECOM 11.75% 02/15/08       DEBT      01747TAC6      1215     3000000  SH            X                   X
US TREASURY BILL 04/01/04                DEBT      912795PS4     20000    20000000  SH            X                   X
CALL L APR 12.5                       OPTIONS      530718DAR         1         500  SH     CALL   X                   X
PHARMACEUTICAL HOLDING TRUST RECEIPTS  COMMON      71712A206       573        7500  SH            X                   X
GLAXOSMITHKLINE PLC                    COMMON-ADR  37733W105       120        3000  SH            X                   X
UNITED PARCEL SERVICE INC CL B         COMMON      911312106       175        2500  SH            X                   X
ADVANCED MICRO DEVICES INC             COMMON      007903107       162       10000  SH            X                   X
THE DIRECT TV GROUP INC                COMMON      25459L106       100        6500  SH            X                   X
INTEL CORP                             COMMON      458140100       204        7500  SH            X                   X
SAFEWAY INC                            COMMON      786514208       103        5000  SH            X                   X
TIME WARNER INC                        COMMON      887317105       169       10000  SH            X                   X
                                                                41,523





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